Income Taxes - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforward, Domestic			$ 24,730	$ 21,903
Operating loss carryforward, State			7,207	6,425
Deferred Tax Asset			1,200	3,000
Other long-term liabilities	$ 5,202		11,729	10,361
Provision for deferred tax asset			3,000
Tax benefit to reverse the related deferred tax asset and deferred credit			1,200
Provision for (benefit from) income taxes	$ 17	$ 2,236	2,039	(5,404)
Increase in Valuation allowance			9,100	2,200
Decrease in Valuation allowance, Offset of Deferred Tax Liability				5,800
Accumulated undistributed earnings of foreign subsidiaries			3,500
Estimated interest or penalties on Uncertain tax position			0	0
Reversal of interest due to statute expiration for uncertain tax positions				1,000
Gelesis S.R.L
Operating Loss Carryforwards [Line Items]
Provision for deferred tax asset			2,000
Year 2027 through 2037
Operating Loss Carryforwards [Line Items]
Operating loss carryforward, Domestic			114,400	104,300
Operating loss carry forward, Subject to Expiration			63,500
Operating loss carry forward, Not Subject to Expiration			51,000
Year 2030 through 2040
Operating Loss Carryforwards [Line Items]
Operating loss carryforward, State			114,000	$ 101,700
Operating loss carryforward, Foreign			$ 2,400